UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Saras Capital Management, LLC
Address:   10 Rockefeller Plaza, Suite 820
           New York, NY  10020


13F File Number: 028-12396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenney Oh
Title:     Managing Member, Saras Capital Management, LLC
Phone:     212-332-4760

Signature, Place and Date of Signing:


/s/ Kenney Oh                     New York, New York        November 14, 2007
-------------------------------   ------------------------  -------------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           --------------------------

Form 13F Information Table Entry Total:    44
                                           --------------------------

Form 13F Information Table Value Total:    $502,968
                                           --------------------------

                                             (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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




                                                     FORM 13F INFORMATION TABLE

----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
         COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
                                   TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER                CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
AMERCO                         COM              023586100   1,904   30,000     SH         SOLE                  30,000
-----------------------------------------------------------------------------------------------------------------------------------

APPLIED MICRO CIRCUITS CORP    COM              03822W109   1,264   400,000    SH         SOLE                  400,000
-----------------------------------------------------------------------------------------------------------------------------------

BANK OF AMERICA CORPORATION    COM              060505104   2,247   44,700     SH         SOLE                  44,700
-----------------------------------------------------------------------------------------------------------------------------------

BEA SYS INC                    COM              073325102   2,760   199,000    SH         SOLE                  199,000
-----------------------------------------------------------------------------------------------------------------------------------

BEAR STEARNS COS INC           COM              073902108   6,325   51,500     SH         SOLE                  51,500
-----------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC                CL A             093679108   4,507   839,213    SH         SOLE                  839,213
-----------------------------------------------------------------------------------------------------------------------------------

BRINKS CO                      COM              109696104   12,182  218,000    SH         SOLE                  218,000
-----------------------------------------------------------------------------------------------------------------------------------

BROWN & BROWN INC              COM              115236101   657     25,000     SH         SOLE                  25,000
-----------------------------------------------------------------------------------------------------------------------------------

BURGER KING HLDGS INC          COM              121208201   16,120  632,400    SH         SOLE                  632,400
-----------------------------------------------------------------------------------------------------------------------------------

COGNOS INC                     COM              19244C109   8,264   199,000    SH         SOLE                  199,000
-----------------------------------------------------------------------------------------------------------------------------------

COVIDIEN LTD                   COM              G2552X108   27,070  652,299    SH         SOLE                  652,299
-----------------------------------------------------------------------------------------------------------------------------------

DST SYS INC DEL                COM              233326107   27,837  324,400    SH         SOLE                  324,400
-----------------------------------------------------------------------------------------------------------------------------------

EMBARQ CORP                    COM              29078E105   31,820  572,299    SH         SOLE                  572,299
-----------------------------------------------------------------------------------------------------------------------------------


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


                                                     FORM 13F INFORMATION TABLE

----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
         COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
                                   TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER                CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------

FIDELITY NATL INFORMATION SV   COM              31620M106   26,174  589,900    SH         SOLE                  589,900
-----------------------------------------------------------------------------------------------------------------------------------

FIRST ADVNTG CORP              CL A             31845F100   4,796   271,400    SH         SOLE                  271,400
-----------------------------------------------------------------------------------------------------------------------------------

FIRST AMERN CORP CALIF         COM              318522307   12,363  337,600    SH         SOLE                  337,600
-----------------------------------------------------------------------------------------------------------------------------------

FLEXTRONICS INTL LTD           ORD              Y2573F102   16,281  1,456,300  SH         SOLE                  1,456,300
-----------------------------------------------------------------------------------------------------------------------------------

GRANAHAN MCCOURT ACQ CORP      UNIT 10/18/2010  385034202   2,070   250,000    SH         SOLE                  250,000
-----------------------------------------------------------------------------------------------------------------------------------

HELIX ENERGY SOLUTIONS GRP I   COM              42330P107   24,720  582,200    SH         SOLE                  582,200
-----------------------------------------------------------------------------------------------------------------------------------

HERTZ GLOBAL HLDGS INC         COM              42805T105   23,372  1,028,700  SH         SOLE                  1,028,700
-----------------------------------------------------------------------------------------------------------------------------------

HILB ROGAL & HOBBS CO          COM              431294107   11,446  264,158    SH         SOLE                  264,158
-----------------------------------------------------------------------------------------------------------------------------------

INTEGRATED ELECTRICAL SVC      COM              45811E301   307     12,000     SH         SOLE                  12,000
-----------------------------------------------------------------------------------------------------------------------------------

JP MORGAN CHASE & CO           COM              46625H100   2,199   48,000     SH         SOLE                  48,000
-----------------------------------------------------------------------------------------------------------------------------------

LCC INTERNATIONAL INC          CL A             501810105   2,667   767,100    SH         SOLE                  767,100
-----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON INC                 COM              524901105   9,230   109,500    SH         SOLE                  109,500
-----------------------------------------------------------------------------------------------------------------------------------

LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104   15,539  808,877    SH         SOLE                  808,877
-----------------------------------------------------------------------------------------------------------------------------------

MAXIM INTEGRATED PRODS INC     COM              57772K101   13,897  473,500    SH         SOLE                  473,500
-----------------------------------------------------------------------------------------------------------------------------------


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


                                                     FORM 13F INFORMATION TABLE

----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
         COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
                                   TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER                CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------

MIDAS GROUP INC                COM              595626102   1,206   63,900     SH         SOLE                  63,900
-----------------------------------------------------------------------------------------------------------------------------------

MONEYGRAM INTL INC             COM              60935Y109   3,389   150,000    SH         SOLE                  150,000
-----------------------------------------------------------------------------------------------------------------------------------

MORGAN STANLEY                 COM NEW          617446448   8,442   134,000    SH         SOLE                  134,000
-----------------------------------------------------------------------------------------------------------------------------------

PHARMERICA CORP                COM              71714F104   7,855   526,500    SH         SOLE                  526,500
-----------------------------------------------------------------------------------------------------------------------------------

QUEST SOFTWARE INC             COM              74834T103   19,864  1,157,600  SH         SOLE                  1,157,600
-----------------------------------------------------------------------------------------------------------------------------------

SELECTICA INC                  COM              816288104   433     247,400    SH         SOLE                  247,400
-----------------------------------------------------------------------------------------------------------------------------------

TELLABS INC                    COM              879664100   9,234   970,000    SH         SOLE                  970,000
-----------------------------------------------------------------------------------------------------------------------------------

TENNECO INC                    COM              880349105   4,962   160,000    SH         SOLE                  160,000
-----------------------------------------------------------------------------------------------------------------------------------

TOWN SPORTS INTL HLDGS INC     COM              89214A102   13,746  903,730    SH         SOLE                  903,730
-----------------------------------------------------------------------------------------------------------------------------------

TRAVELCENTERS OF AMERICA LLC   COM              894174101   29,288  898,400    SH         SOLE                  898,400
-----------------------------------------------------------------------------------------------------------------------------------

TWEEN BRANDS INC               COM              901166108   12,515  381,100    SH         SOLE                  381,100
-----------------------------------------------------------------------------------------------------------------------------------

TYCO ELECTRONICS LTD           COM NEW          G9144P105   24,036  678,399    SH         SOLE                  678,399
-----------------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD BERMUDA          SHS              G9143X208   22,946  517,499    SH         SOLE                  517,499
-----------------------------------------------------------------------------------------------------------------------------------

WACHOVIA CORP NEW              COM              929903102   8,882   177,100    SH         SOLE                  177,100
-----------------------------------------------------------------------------------------------------------------------------------


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


                                                     FORM 13F INFORMATION TABLE

----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
         COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
                                   TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER                CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------

WELLPOINT INC                  COM              94973V107   7,916   100,300    SH         SOLE                  100,300
-----------------------------------------------------------------------------------------------------------------------------------

WESCO INTL INC                 COM              95082P105   5,990   139,500    SH         SOLE                  139,500
-----------------------------------------------------------------------------------------------------------------------------------

WYNDHAM WORLDWIDE CORP         COM              98310W108   14,246  434,859    SH         SOLE                  434,859
-----------------------------------------------------------------------------------------------------------------------------------



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